Provisions and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions	€ (382)	€ 201	€ (28)	[1]
Pre-funded obligations (see Note D.7.)	(155)	(77)
Obligations provided for	7,353	6,883	7,198		€ 7,694
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	3,445	3,906
Current service cost	199	231	233
Interest (income)/cost	83	70	87
Plan amendments, curtailments or settlements not specified in the terms of the plan	(195)	(18)	15
Administration costs and taxes paid during the period	7	8	9
Contributions from plan members	6	6	6
Net obligation	3,671	3,445	3,906
Pre-funded obligations (see Note D.7.)	(155)	(77)	(53)
Expense/(gain) recognized directly in profit or loss	88	285	338
End of period	3,672	3,445	3,906
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	377	(201)	30
Expense/(gain) for the period	465	84	368
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	12,055	13,012	13,088
Current service cost	199	231	233
Interest (income)/cost	293	260	293
Actuarial losses/(gains) due to changes in demographic assumptions	(61)	204	(74)
Actuarial losses/(gains) due to changes in financial assumptions	1,481	(841)	543
Actuarial losses/(gains) due to experience adjustments	(119)	(14)	61
Plan amendments, curtailments or settlements not specified in the terms of the plan	(259)	(96)	(55)
Plan settlements specified in the terms of the plan	78	83	108
Benefits paid	(504)	(647)	(574)
Changes in scope of consolidation and transfers	13	(46)	145
Currency translation differences	302	75	(540)
End of period	13,322	12,055	13,012
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	(8,610)	(9,106)	(8,741)
Interest (income)/cost	(211)	(190)	(206)
Plan amendments, curtailments or settlements not specified in the terms of the plan	(64)	(78)	(70)
Plan settlements specified in the terms of the plan	78	83	109
Changes in scope of consolidation and transfers	0	6	66
Currency translation differences	(267)	(39)	384
Difference between actual return and interest income on plan assets	926	(450)	501
Administration costs and taxes paid during the period	(7)	(8)	(9)
Contributions from plan members	6	6	6
Employer’s contributions	250	392	582
Benefits paid	(470)	(510)	(424)
End of period	(9,651)	(8,610)	(9,106)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	0	0
End of period	1	0	0
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	3,827	3,522	3,959		€ 4,377
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for	€ 3,827	€ 3,522	€ 3,959

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).